Postretirement Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Net transition obligation (asset)	$ 0	$ 0
Net actuarial loss (gain)	(11)	(10)
Prior service cost (credit)	0	0
Ending balance	$ (11)	$ (10)